Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Line Items]
Auditor Name	PricewaterhouseCoopers Audit
Auditor Location	Neuilly-sur-Seine and Levallois-Perret, France
Auditor Firm ID	1347
Forvis Mazars
Auditor [Line Items]
Auditor Name	Forvis Mazars SA
Auditor Location	Neuilly-sur-Seine and Levallois-Perret, France
Auditor Firm ID	1334